Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Central Index Key	dei_EntityCentralIndexKey	0001288255
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Dec 1, 2011

Pioneer Ibbotson Conservative Allocation Fund
Pioneer Ibbotson Conservative Allocation Fund
INVESTMENT OBJECTIVES
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Ibbotson Conservative Allocation Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Ibbotson Conservative Allocation Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.13%	0.13%	0.13%	0.13%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.42%	0.51%	0.42%	0.69%
Acquired Fund Fees and Expenses	[1]	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses		1.46%	2.30%	2.21%	1.48%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.02%)	none	none	none
Net Expenses Plus Acquired Fund Fees and Expenses	[2]	1.44%	2.30%	2.21%	1.48%
[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 0.78% of the average daily net assets attributable to Class A shares. Acquired fund fees and expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Ibbotson Conservative Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	713	1,008	1,325	2,219
CLASS B	633	1,018	1,330	2,425
CLASS C	324	691	1,185	2,544
CLASS Y	151	468	808	1,768

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Ibbotson Conservative Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	713	1,008	1,325	2,219
CLASS B	233	718	1,230	2,425
CLASS C	224	691	1,185	2,544
CLASS Y	151	468	808	1,768

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating  expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds  ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity,  debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with  common stock characteristics such as real  estate investment trusts, and  exchange-traded funds that invest primarily in equity securities. Debt  securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other  issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use  derivatives, such as credit default swaps.

Because this is a conservative allocation fund, the fund's assets will be invested in equity and fixed income funds,  although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal  circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's  investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money  market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

                                                  EQUITY FUND  FIXED INCOME FUND
                                                   ALLOCATION         ALLOCATION
                                                ------------- ------------------
Pioneer Ibbotson Conservative Allocation Fund        20-40%              60-80%
-----------------------------------------------       -----               -----

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process.  First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes  using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of  the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in  those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on  quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets  among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow  purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target  allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's  investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund  will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be  prolonged and may not have the same impact on all types of securities. The values of securities may fall due to  factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial  crisis has caused a significant decline in the value and liquidity of many securities, including securities held by  the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain  securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial  regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the  fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the  underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as  taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model,  and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be  subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage  of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage  of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the  fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular  asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile  and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may  include:

VALUE STYLE RISK. The prices of securities the adviser believes are   undervalued may not appreciate as expected or may go down. Value stocks may   fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more  limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be   harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for  gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the  market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by  REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract  with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is  perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.  Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting  the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit   markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face   valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the   derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely  affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of   derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from   adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.36% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.54% (10/1/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -3.41%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Ibbotson Conservative Allocation Fund	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
CLASS A	3.39%	2.83%	3.31%	May 12, 2005
CLASS A Return after taxes on distributions	2.54%	1.77%	2.33%	May 12, 2005
CLASS A Return after taxes on distributions and sale of shares	2.20%	1.86%	2.31%	May 12, 2005
CLASS B	4.75%	3.13%	3.49%	May 12, 2005
CLASS C	9.01%	3.12%	3.47%	May 12, 2005
CLASS Y	10.07%	2.55%	2.81%	Oct 5, 2005
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.59%	May 12, 2005
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.38%	May 12, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Ibbotson Conservative Allocation Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.46%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.44%	[2]
1 YEAR	rr_ExpenseExampleYear01	713
3 YEARS	rr_ExpenseExampleYear03	1,008
5 YEARS	rr_ExpenseExampleYear05	1,325
10 YEARS	rr_ExpenseExampleYear10	2,219
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	713
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,008
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,325
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,219
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006	7.24%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(21.11%)
Annual Return 2009	rr_AnnualReturn2009	24.58%
Annual Return 2010	rr_AnnualReturn2010	9.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.41%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
1 YEAR	rr_AverageAnnualReturnYear01	3.39%
5 YEAR	rr_AverageAnnualReturnYear05	2.83%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.54%
5 YEAR	rr_AverageAnnualReturnYear05	1.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.33%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.20%
5 YEAR	rr_AverageAnnualReturnYear05	1.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.31%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.30%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.30%	[2]
1 YEAR	rr_ExpenseExampleYear01	633
3 YEARS	rr_ExpenseExampleYear03	1,018
5 YEARS	rr_ExpenseExampleYear05	1,330
10 YEARS	rr_ExpenseExampleYear10	2,425
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	233
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	718
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,230
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,425
1 YEAR	rr_AverageAnnualReturnYear01	4.75%
5 YEAR	rr_AverageAnnualReturnYear05	3.13%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.49%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.21%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.21%	[2]
1 YEAR	rr_ExpenseExampleYear01	324
3 YEARS	rr_ExpenseExampleYear03	691
5 YEARS	rr_ExpenseExampleYear05	1,185
10 YEARS	rr_ExpenseExampleYear10	2,544
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	224
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	691
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,185
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,544
1 YEAR	rr_AverageAnnualReturnYear01	9.01%
5 YEAR	rr_AverageAnnualReturnYear05	3.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.47%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.48%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.48%	[2]
1 YEAR	rr_ExpenseExampleYear01	151
3 YEARS	rr_ExpenseExampleYear03	468
5 YEARS	rr_ExpenseExampleYear05	808
10 YEARS	rr_ExpenseExampleYear10	1,768
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	151
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	468
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	808
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,768
1 YEAR	rr_AverageAnnualReturnYear01	10.07%
5 YEAR	rr_AverageAnnualReturnYear05	2.55%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.81%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Oct 5, 2005
Pioneer Ibbotson Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Ibbotson Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating  expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds  ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity,  debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with  common stock characteristics such as real  estate investment trusts, and  exchange-traded funds that invest primarily in equity securities. Debt  securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other  issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use  derivatives, such as credit default swaps.

Because this is a conservative allocation fund, the fund's assets will be invested in equity and fixed income funds,  although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal  circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's  investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money  market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

                                                  EQUITY FUND  FIXED INCOME FUND
                                                   ALLOCATION         ALLOCATION
                                                ------------- ------------------
Pioneer Ibbotson Conservative Allocation Fund        20-40%              60-80%
-----------------------------------------------       -----               -----

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process.  First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes  using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of  the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in  those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on  quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets  among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow  purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target  allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's  investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund  will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be  prolonged and may not have the same impact on all types of securities. The values of securities may fall due to  factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial  crisis has caused a significant decline in the value and liquidity of many securities, including securities held by  the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain  securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial  regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the  fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds.  Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the  underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as  taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model,  and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be  subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage  of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage  of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the  fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular  asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile  and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may  include:

VALUE STYLE RISK. The prices of securities the adviser believes are   undervalued may not appreciate as expected or may go down. Value stocks may   fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more  limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be   harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for  gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the  market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by  REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract  with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is  perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality.  Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting  the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit   markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face   valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the   derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely  affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of   derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from   adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from   adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 12.36% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -12.54% (10/1/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -3.41%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Ibbotson Conservative Allocation Fund | Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.59%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005
Pioneer Ibbotson Conservative Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	May 12, 2005

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 0.78% of the average daily net assets attributable to Class A shares. Acquired fund fees and expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

Pioneer Ibbotson Moderate Allocation Fund
Pioneer Ibbotson Moderate Allocation Fund
INVESTMENT OBJECTIVES
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Ibbotson Moderate Allocation Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Ibbotson Moderate Allocation Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.13%	0.13%	0.13%	0.13%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.33%	0.40%	0.27%	0.19%
Acquired Fund Fees and Expenses	[1]	0.76%	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses		1.47%	2.29%	2.16%	1.08%
Less: Fee Waiver and Expense Reimbursement	[2]	none	(0.01%)	none	none
Net Expenses Plus Acquired Fund Fees and Expenses	[2]	1.47%	2.28%	2.16%	1.08%
[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.52% of the average daily net assets attributable to Class B shares. Acquired fund fees and expenses are not included in the expense limitation noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Ibbotson Moderate Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	716	1,013	1,332	2,231
CLASS B	631	1,014	1,324	2,419
CLASS C	319	676	1,159	2,493
CLASS Y	110	343	595	1,317

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Ibbotson Moderate Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	716	1,013	1,332	2,231
CLASS B	231	714	1,224	2,419
CLASS C	219	676	1,159	2,493
CLASS Y	110	343	595	1,317

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is a moderate allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's  investment adviser may change these allocation ranges from time to time without the approval of or notice to  shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

                                              EQUITY FUND  FIXED INCOME FUND
                                               ALLOCATION         ALLOCATION
                                            ------------- ------------------
Pioneer Ibbotson Moderate Allocation Fund        50-70%              30-50%
-------------------------------------------       -----               -----

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's  investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by  REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such  defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior  securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any,  securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In   addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit  default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the   effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund.Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 16.41% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -17.24% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -7.86%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Ibbotson Moderate Allocation Fund	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
CLASS A	5.51%	2.00%	4.19%	Aug 9, 2004
CLASS A Return after taxes on distributions	4.87%	0.99%	3.23%	Aug 9, 2004
CLASS A Return after taxes on distributions and sale of shares	3.58%	1.29%	3.23%	Aug 9, 2004
CLASS B	7.09%	2.36%	3.79%	Aug 9, 2004
CLASS C	11.18%	2.44%	3.74%	Aug 9, 2004
CLASS Y	12.58%	3.84%	4.16%	Sep 26, 2005
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.77%	Aug 9, 2004
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.23%	Aug 9, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Ibbotson Moderate Allocation Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.47%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.47%	[2]
1 YEAR	rr_ExpenseExampleYear01	716
3 YEARS	rr_ExpenseExampleYear03	1,013
5 YEARS	rr_ExpenseExampleYear05	1,332
10 YEARS	rr_ExpenseExampleYear10	2,231
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	716
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,013
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,332
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,231
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005	6.48%
Annual Return 2006	rr_AnnualReturn2006	10.49%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(30.22%)
Annual Return 2009	rr_AnnualReturn2009	28.96%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.24%)
1 YEAR	rr_AverageAnnualReturnYear01	5.51%
5 YEAR	rr_AverageAnnualReturnYear05	2.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.19%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.87%
5 YEAR	rr_AverageAnnualReturnYear05	0.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.58%
5 YEAR	rr_AverageAnnualReturnYear05	1.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.29%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.28%	[2]
1 YEAR	rr_ExpenseExampleYear01	631
3 YEARS	rr_ExpenseExampleYear03	1,014
5 YEARS	rr_ExpenseExampleYear05	1,324
10 YEARS	rr_ExpenseExampleYear10	2,419
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	231
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	714
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,224
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,419
1 YEAR	rr_AverageAnnualReturnYear01	7.09%
5 YEAR	rr_AverageAnnualReturnYear05	2.36%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.79%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.16%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.16%	[2]
1 YEAR	rr_ExpenseExampleYear01	319
3 YEARS	rr_ExpenseExampleYear03	676
5 YEARS	rr_ExpenseExampleYear05	1,159
10 YEARS	rr_ExpenseExampleYear10	2,493
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	219
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	676
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,159
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,493
1 YEAR	rr_AverageAnnualReturnYear01	11.18%
5 YEAR	rr_AverageAnnualReturnYear05	2.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.74%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.08%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.08%	[2]
1 YEAR	rr_ExpenseExampleYear01	110
3 YEARS	rr_ExpenseExampleYear03	343
5 YEARS	rr_ExpenseExampleYear05	595
10 YEARS	rr_ExpenseExampleYear10	1,317
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	110
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	343
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	595
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,317
1 YEAR	rr_AverageAnnualReturnYear01	12.58%
5 YEAR	rr_AverageAnnualReturnYear05	3.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.16%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
Pioneer Ibbotson Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Ibbotson Moderate Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is a moderate allocation fund, the fund's assets will be invested in equity and fixed income funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's  investment adviser may change these allocation ranges from time to time without the approval of or notice to  shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

                                              EQUITY FUND  FIXED INCOME FUND
                                               ALLOCATION         ALLOCATION
                                            ------------- ------------------
Pioneer Ibbotson Moderate Allocation Fund        50-70%              30-50%
-------------------------------------------       -----               -----

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's  investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by  REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such  defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior  securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any,  securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In   addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit  default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the   effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund.Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund.Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 16.41% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -17.24% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -7.86%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Ibbotson Moderate Allocation Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Moderate Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.52% of the average daily net assets attributable to Class B shares. Acquired fund fees and expenses are not included in the expense limitation noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

Pioneer Ibbotson Growth Allocation Fund
Pioneer Ibbotson Growth Allocation Fund
INVESTMENT OBJECTIVES
Long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

SHAREOWNER FEES (paid directly from your investment)
Shareholder Fees - Pioneer Ibbotson Growth Allocation Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Ibbotson Growth Allocation Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.13%	0.13%	0.13%	0.13%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.38%	0.48%	0.33%	0.23%
Acquired Fund Fees and Expenses	[1]	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses		1.57%	2.42%	2.27%	1.17%
Less: Fee Waiver and Expense Reimbursement	[2]	none	(0.04%)	none	none
Net Expenses Plus Acquired Fund Fees and Expenses	[2]	1.57%	2.38%	2.27%	1.17%
[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.57% of the average daily net assets attributable to Class B shares. Acquired fund fees and expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Ibbotson Growth Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	726	1,042	1,381	2,335
CLASS B	641	1,051	1,387	2,543
CLASS C	330	709	1,215	2,605
CLASS Y	119	372	644	1,420

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Ibbotson Growth Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	726	1,042	1,381	2,335
CLASS B	241	751	1,287	2,543
CLASS C	230	709	1,215	2,605
CLASS Y	119	372	644	1,420

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is a growth allocation fund, the fund's assets will be invested in equity and fixed income funds, although a small portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

	EQUITY FUND ALLOCATION	FIXED INCOME FUND ALLOCATION
Pioneer Ibbotson Growth Allocation Fund	70-100%	0-30%

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of  underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS

RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

VALUE STYLE RISK. The prices of securities the adviser believes are   undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and   mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be   harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of  inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time,  investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on itso bligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 18.16% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -20.04% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -10.04%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Ibbotson Growth Allocation Fund	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
CLASS A	6.73%	1.37%	4.32%	Aug 9, 2004
CLASS A Return after taxes on distributions	6.30%	0.57%	3.56%	Aug 9, 2004
CLASS A Return after taxes on distributions and sale of shares	4.38%	0.92%	3.50%	Aug 9, 2004
CLASS B	8.30%	1.77%	3.08%	Aug 9, 2004
CLASS C	12.51%	1.88%	4.05%	Aug 9, 2004
CLASS Y	13.69%	3.51%	3.98%	Sep 26, 2005
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.77%	Aug 9, 2004
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.23%	Aug 9, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Ibbotson Growth Allocation Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.57%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.57%	[2]
1 YEAR	rr_ExpenseExampleYear01	726
3 YEARS	rr_ExpenseExampleYear03	1,042
5 YEARS	rr_ExpenseExampleYear05	1,381
10 YEARS	rr_ExpenseExampleYear10	2,335
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	726
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,042
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,381
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,335
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005	8.24%
Annual Return 2006	rr_AnnualReturn2006	12.49%
Annual Return 2007	rr_AnnualReturn2007	5.47%
Annual Return 2008	rr_AnnualReturn2008	(35.25%)
Annual Return 2009	rr_AnnualReturn2009	30.69%
Annual Return 2010	rr_AnnualReturn2010	13.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.04%)
1 YEAR	rr_AverageAnnualReturnYear01	6.73%
5 YEAR	rr_AverageAnnualReturnYear05	1.37%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.32%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.30%
5 YEAR	rr_AverageAnnualReturnYear05	0.57%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.56%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.38%
5 YEAR	rr_AverageAnnualReturnYear05	0.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.42%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.38%	[2]
1 YEAR	rr_ExpenseExampleYear01	641
3 YEARS	rr_ExpenseExampleYear03	1,051
5 YEARS	rr_ExpenseExampleYear05	1,387
10 YEARS	rr_ExpenseExampleYear10	2,543
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	241
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	751
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,287
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,543
1 YEAR	rr_AverageAnnualReturnYear01	8.30%
5 YEAR	rr_AverageAnnualReturnYear05	1.77%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.08%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.27%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.27%	[2]
1 YEAR	rr_ExpenseExampleYear01	330
3 YEARS	rr_ExpenseExampleYear03	709
5 YEARS	rr_ExpenseExampleYear05	1,215
10 YEARS	rr_ExpenseExampleYear10	2,605
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	230
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	709
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,215
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,605
1 YEAR	rr_AverageAnnualReturnYear01	12.51%
5 YEAR	rr_AverageAnnualReturnYear05	1.88%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.05%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.17%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.17%	[2]
1 YEAR	rr_ExpenseExampleYear01	119
3 YEARS	rr_ExpenseExampleYear03	372
5 YEARS	rr_ExpenseExampleYear05	644
10 YEARS	rr_ExpenseExampleYear10	1,420
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	119
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	372
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	644
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,420
1 YEAR	rr_AverageAnnualReturnYear01	13.69%
5 YEAR	rr_AverageAnnualReturnYear05	3.51%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.98%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
Pioneer Ibbotson Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Ibbotson Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is a growth allocation fund, the fund's assets will be invested in equity and fixed income funds, although a small portion of its assets will be invested in cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

	EQUITY FUND ALLOCATION	FIXED INCOME FUND ALLOCATION
Pioneer Ibbotson Growth Allocation Fund	70-100%	0-30%

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures. Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of  underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS

RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

VALUE STYLE RISK. The prices of securities the adviser believes are   undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and   mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be   harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

INFLATION-LINKED SECURITY RISK. The principal or interest of  inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time,  investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on itso bligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 18.16% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -20.04% (10/01/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -10.04%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Ibbotson Growth Allocation Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Growth Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.57% of the average daily net assets attributable to Class B shares. Acquired fund fees and expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

Pioneer Ibbotson Aggressive Allocation Fund
Pioneer Ibbotson Aggressive Allocation Fund
INVESTMENT OBJECTIVES
Long-term capital growth.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

SHAREOWNER FEES (fees paid directly from your investment)
Shareholder Fees - Pioneer Ibbotson Aggressive Allocation Fund	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	none	4.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pioneer Ibbotson Aggressive Allocation Fund		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.13%	0.13%	0.13%	0.13%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.47%	0.58%	0.42%	0.33%
Acquired Fund Fees and Expenses	[1]	0.89%	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses		1.74%	2.60%	2.44%	1.35%
Less: Fee Waiver and Expense Reimbursement	[2]	none	(0.07%)	none	none
Net Expenses Plus Acquired Fund Fees and Expenses	[2]	1.74%	2.53%	2.44%	1.35%
[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.64% of the average daily net assets attributable to Class B shares. Acquired Fund Fees and Expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

IF YOU REDEEM YOUR SHARES
Expense Example - Pioneer Ibbotson Aggressive Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	742	1,091	1,464	2,509
CLASS B	656	1,102	1,474	2,720
CLASS C	347	761	1,301	2,776
CLASS Y	137	428	739	1,624

IF YOU DO NOT REDEEM YOUR SHARES
Expense Example, No Redemption - Pioneer Ibbotson Aggressive Allocation Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
CLASS A	742	1,091	1,464	2,509
CLASS B	256	802	1,374	2,720
CLASS C	247	761	1,301	2,776
CLASS Y	137	428	739	1,624

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is an aggressive allocation fund, the majority of the fund's assets will be invested in equity funds, although a portion of its assets will be invested in fixed income funds, cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

	EQUITY FUND ALLOCATION	FIXED INCOME FUND ALLOCATION
Pioneer Ibbotson Aggressive Allocation Fund	85-100%	0-15%

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures.Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

  VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

  GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

   SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

  RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

  INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

  CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

  PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

   EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

  U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S.government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

  MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

  RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

  HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of defaultor are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

  RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

  RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

  RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

  INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

  RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

  PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

  LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

  MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

  RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

  DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

  CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

  LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

  PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

  NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND'S PAST PERFORMANCE

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 20.12% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.11% (10/1/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -12.12%.

AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Average Annual Total Returns - Pioneer Ibbotson Aggressive Allocation Fund	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
CLASS A	7.34%	0.66%	4.35%	Aug 9, 2004
CLASS A Return after taxes on distributions	7.14%	0.02%	3.70%	Aug 9, 2004
CLASS A Return after taxes on distributions and sale of shares	4.77%	0.43%	3.63%	Aug 9, 2004
CLASS B	9.00%	1.06%	3.98%	Aug 9, 2004
CLASS C	13.18%	1.14%	4.24%	Aug 9, 2004
CLASS Y	14.22%	2.34%	2.94%	Sep 26, 2005
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.77%	Aug 9, 2004
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.23%	Aug 9, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER IBBOTSON ASSET ALLOCATION SERIES
Prospectus Date	rr_ProspectusDate	Dec 1, 2011
Pioneer Ibbotson Aggressive Allocation Fund | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.74%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.74%	[2]
1 YEAR	rr_ExpenseExampleYear01	742
3 YEARS	rr_ExpenseExampleYear03	1,091
5 YEARS	rr_ExpenseExampleYear05	1,464
10 YEARS	rr_ExpenseExampleYear10	2,509
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	742
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,091
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,464
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,509
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005	9.64%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(39.01%)
Annual Return 2009	rr_AnnualReturn2009	31.26%
Annual Return 2010	rr_AnnualReturn2010	13.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(12.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.11%)
1 YEAR	rr_AverageAnnualReturnYear01	7.34%
5 YEAR	rr_AverageAnnualReturnYear05	0.66%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.35%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | CLASS A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.14%
5 YEAR	rr_AverageAnnualReturnYear05	0.02%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.70%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | CLASS A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	4.77%
5 YEAR	rr_AverageAnnualReturnYear05	0.43%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.63%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.60%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.53%	[2]
1 YEAR	rr_ExpenseExampleYear01	656
3 YEARS	rr_ExpenseExampleYear03	1,102
5 YEARS	rr_ExpenseExampleYear05	1,474
10 YEARS	rr_ExpenseExampleYear10	2,720
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	256
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	802
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,374
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,720
1 YEAR	rr_AverageAnnualReturnYear01	9.00%
5 YEAR	rr_AverageAnnualReturnYear05	1.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.98%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	2.44%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	2.44%	[2]
1 YEAR	rr_ExpenseExampleYear01	347
3 YEARS	rr_ExpenseExampleYear03	761
5 YEARS	rr_ExpenseExampleYear05	1,301
10 YEARS	rr_ExpenseExampleYear10	2,776
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	247
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	761
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,301
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	2,776
1 YEAR	rr_AverageAnnualReturnYear01	13.18%
5 YEAR	rr_AverageAnnualReturnYear05	1.14%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.24%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[1]
Total Annual Fund Operating Expenses Plus Acquired Fund Fees and Expenses	rr_ExpensesOverAssets	1.35%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses Plus Acquired Fund Fees and Expenses	rr_NetExpensesOverAssets	1.35%	[2]
1 YEAR	rr_ExpenseExampleYear01	137
3 YEARS	rr_ExpenseExampleYear03	428
5 YEARS	rr_ExpenseExampleYear05	739
10 YEARS	rr_ExpenseExampleYear10	1,624
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	137
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	428
5 YEARS	rr_ExpenseExampleNoRedemptionYear05	739
10 YEARS	rr_ExpenseExampleNoRedemptionYear10	1,624
1 YEAR	rr_AverageAnnualReturnYear01	14.22%
5 YEAR	rr_AverageAnnualReturnYear05	2.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.94%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Sep 26, 2005
Pioneer Ibbotson Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pioneer Ibbotson Aggressive Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 93 and the "Sales charges" section of the statement of additional information beginning on page 70.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is a "fund of funds." The fund seeks to achieve its investment objectives by investing in other funds ("underlying funds" or "acquired funds") rather than direct positions in securities. The underlying funds have their own investment objectives and principal investment strategies and invest in a variety of U.S. and foreign equity, debt and money market securities. Equity securities in which underlying funds invest include common stocks, preferred stocks, debt convertible to equity securities, and equity securities with common stock characteristics such as real estate investment trusts, and exchange-traded funds that invest primarily in equity securities. Debt securities in which underlying funds may invest include U.S. government securities, debt securities of corporate and other issuers, mortgage- and asset-backed securities and short term debt securities. Underlying funds also may use derivatives, such as credit default swaps.

Because this is an aggressive allocation fund, the majority of the fund's assets will be invested in equity funds, although a portion of its assets will be invested in fixed income funds, cash, cash equivalents, or in money market funds. Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges. The fund's investment adviser may change these allocation ranges from time to time without the approval of or notice to shareholders. The fixed income fund allocation includes the fund's investments in cash, cash equivalents, and money market funds.

INVESTMENT STRATEGIES/ASSET CLASS TARGETS

	EQUITY FUND ALLOCATION	FIXED INCOME FUND ALLOCATION
Pioneer Ibbotson Aggressive Allocation Fund	85-100%	0-15%

The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term. The subadviser, subject to the investment adviser's supervision, allocates the fund's assets among the underlying funds using a two-step process. First, the subadviser seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different asset classes. The subadviser then invests the assets in underlying funds that invest in those asset classes. The subadviser's analysis in selecting and weighting the underlying funds is based on quantitative and qualitative measures.Periodically, the subadviser may recommend the rebalancing of a fund's assets among asset classes and underlying funds. Decisions to sell shares of the underlying funds are made for cash flow purposes, as a result of periodic rebalancing of a fund's portfolio holdings, or as an adjustment to a fund's target allocation.

As of the date of this prospectus, the fund invests solely in other Pioneer funds. From time to time the fund's investment adviser may select new or different underlying funds without prior approval or notice to shareholders.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objectives. Following is a summary description of principal risks of investing in the fund. For purposes of this section, "the fund" means the fund or, where applicable, an underlying fund.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The recent global financial crisis has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

FUND OF FUNDS STRUCTURE AND LAYERING OF FEES. Each of the underlying funds has its own investment risks that can affect the value of the underlying funds' shares and therefore the net asset value of the fund. In addition to the fund's operating expenses, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. Also, one underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

ALLOCATION RISK. The subadviser's evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of underlying funds within the allocation model, may prove to be incorrect. To the extent that the fund invests a significant percentage of its assets in any one underlying fund, the fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

ASSET CLASS VARIATION RISK. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its target asset allocation for that asset class.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

PRINCIPAL RISKS OF INVESTING IN THE UNDERLYING FUNDS RISKS OF EQUITY INVESTMENTS. Equity securities are more volatile and carry more risks than some other forms of investment. Risks of investing in underlying equity funds may include:

  VALUE STYLE RISK. The prices of securities the adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market.

  GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

   SMALL AND MID-SIZE COMPANIES RISK. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

  RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF FIXED INCOME INVESTMENTS. Risks of investing in underlying fixed income funds may include:

  INTEREST RATE RISK. Interest rates may go up, causing the value of the fund's investments to decline (this risk may be greater for securities with longer maturities).

  CREDIT RISK. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will decline. Credit risk is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Junk bonds have a higher risk of default or are already in default and are considered speculative.

  PREPAYMENT OR CALL RISK. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

   EXTENSION RISK. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security.

  U.S. GOVERNMENT AGENCY OBLIGATIONS RISK. The fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S.government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

  MORTGAGE-RELATED AND ASSET-BACKED SECURITIES RISK. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called "sub-prime" mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

  RISKS OF SUBORDINATED SECURITIES. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

  HIGH YIELD OR "JUNK" BOND RISK. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of defaultor are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

  RISKS OF INVESTING IN EVENT-LINKED BONDS. The return of principal and the payment of interest on "event-linked" bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

  RISKS OF INVESTING IN FLOATING RATE LOANS. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

  RISKS OF INVERSE FLOATING RATE OBLIGATIONS. The interest rate on inverse floating rate obligations will generally decrease as short-term interest rates increase, and increase as short-term rates decrease. Due to their leveraged structure, the sensitivity of the market value of an inverse floating rate obligation to changes in interest rates is generally greater than a comparable long-term bond issued by the same issuer and with similar credit quality, redemption and maturity provisions. Inverse floating rate obligations may be volatile and involve leverage risk.

  INFLATION-LINKED SECURITY RISK. The principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation. The inflation index used may not accurately measure the real rate of inflation. Inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

  RISKS OF ZERO COUPON BONDS AND PAYMENT IN KIND SECURITIES. Zero coupon bonds and payment in kind securities may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, applicable tax rules require the fund to accrue and pay out its imputed income from such securities annually as income dividends. Such distributions may be taxable to shareholders.

RISKS OF EQUITY AND FIXED INCOME INVESTMENTS. Risks of investing in underlying equity and fixed income funds may include:

  PORTFOLIO SELECTION RISK. The adviser's judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region or market segment, or about an investment strategy, or about interest rates, may prove to be incorrect.

  LIQUIDITY RISK. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

  MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

  RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

  DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

  CREDIT DEFAULT SWAP RISK. Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the fund. Credit default swaps may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

  LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

  PORTFOLIO TURNOVER RISK. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

  NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

  NON-DIVERSIFICATION RISK. To the extent an underlying fund is not diversified, the underlying fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the fund and underlying fund's losses from adverse events affecting a particular issuer.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard and Poor's 500 Index and the Barclays Capital Aggregate Bond Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period covered by the bar chart:

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 20.12% (04/01/2009 TO 06/30/2009)

THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.11% (10/1/2008 TO 12/31/2008)

At September 30, 2011, the year-to-date return was -12.12%.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

Pioneer Ibbotson Aggressive Allocation Fund | Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
5 YEAR	rr_AverageAnnualReturnYear05	2.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.77%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004
Pioneer Ibbotson Aggressive Allocation Fund | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	6.54%
5 YEAR	rr_AverageAnnualReturnYear05	5.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.23%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug 9, 2004

[1]	Total annual fund operating expenses in the table, before and after fee waiver and expense reimbursement, may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.64% of the average daily net assets attributable to Class B shares. Acquired Fund Fees and Expenses are not included in the expense limitations noted above. This expense limitation is in effect through December 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the fund's investment adviser and the Board of Trustees. The expense limitation does not limit the expenses of the underlying funds indirectly incurred by a shareholder.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec 1, 2011